Calvert
Emerging Markets Equity Fund
June 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Brazil — 4.2%
BB Seguridade Participacoes S.A.	4,838,967	$ 24,265,576
Duratex S.A.	8,167,741	19,315,046
Hapvida Participacoes e Investimentos S.A.(1)	2,412,154	27,576,472
Notre Dame Intermedica Participacoes S.A.	1,843,790	23,058,818
WEG S.A.	1,801,700	16,767,628
		$ 110,983,540
China — 27.8%
Aier Eye Hospital Group Co., Ltd., Class A	4,945,196	$ 30,441,194
Alibaba Group Holding, Ltd. ADR(2)	1,043,901	225,169,446
Autohome, Inc. ADR(2)	360,658	27,229,679
Baozun, Inc. ADR(2)(3)	1,411,995	54,291,208
China Communications Services Corp., Ltd., Class H	53,320,000	33,414,816
China Mengniu Dairy Co., Ltd.	15,769,310	60,468,674
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,133,098	33,195,137
Hangzhou Tigermed Consulting Co., Ltd., Class A	2,663,196	38,336,414
NARI Technology Co., Ltd., Class A	22,448,297	64,689,699
Shenzhen International Holdings, Ltd.	20,357,873	32,587,860
Tencent Holdings, Ltd.	2,009,796	128,783,443
		$728,607,570
Egypt — 1.3%
Commercial International Bank Egypt SAE	8,424,899	$33,899,024
		$33,899,024
Hong Kong — 8.1%
AIA Group, Ltd.	8,604,542	$80,517,866
Samsonite International S.A.(1)(2)	30,498,909	31,110,115
Techtronic Industries Co., Ltd.	10,152,790	100,457,266
		$212,085,247
Hungary — 0.9%
Richter Gedeon Nyrt	1,124,596	$23,334,988
		$23,334,988
India — 11.7%
Bajaj Finance, Ltd.	159,588	$6,000,229
Bharat Forge, Ltd.	5,722,760	24,093,540
Container Corp. of India, Ltd.	4,382,058	24,236,921
HCL Technologies, Ltd.	4,039,321	29,817,853
HDFC Bank, Ltd. ADR	1,258,552	57,213,774
Hero MotoCorp, Ltd.	1,064,796	36,041,218
ICICI Bank, Ltd.	8,947,522	41,779,935
Motherson Sumi Systems, Ltd.	19,985,241	25,107,998
Power Grid Corp. of India, Ltd.	2,899,855	6,723,963
SBI Life Insurance Co., Ltd.(1)(2)	2,656,120	28,413,889
Security	Shares	Value
India (continued)
Tech Mahindra, Ltd.	3,852,396	$ 27,728,718
		$ 307,158,038
Indonesia — 3.0%
Bank Central Asia Tbk PT	12,939,800	$ 25,889,962
Bank Rakyat Indonesia Persero Tbk PT	191,967,967	40,974,235
Unilever Indonesia Tbk PT	21,802,300	12,098,619
		$ 78,962,816
Mexico — 2.4%
Grupo Financiero Banorte SAB de CV	6,939,535	$24,011,887
Wal-Mart de Mexico SAB de CV	15,602,866	37,315,998
		$61,327,885
Peru — 1.5%
Credicorp, Ltd.	290,863	$38,879,657
		$38,879,657
Russia — 5.3%
Mail.ru Group, Ltd. GDR(2)	2,007,248	$45,276,483
Yandex NV, Class A(2)	1,881,185	94,096,874
		$139,373,357
South Africa — 4.9%
Prosus NV(2)(3)	1,391,920	$129,404,228
		$129,404,228
South Korea — 12.4%
KB Financial Group, Inc.(2)	1,095,601	$31,016,015
LG Household & Health Care, Ltd.	43,330	48,564,676
NCSoft Corp.	85,646	63,714,343
Samsung Electronics Co., Ltd.	4,099,109	181,457,850
		$324,752,884
Taiwan — 13.4%
Accton Technology Corp.	5,213,000	$40,482,076
Advantech Co., Ltd.	2,684,983	27,020,959
Chipbond Technology Corp.	13,086,000	28,718,011
Delta Electronics, Inc.	14,376,000	82,035,119
LandMark Optoelectronics Corp.	2,880,900	28,467,780
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,564,131	145,565,717
		$352,289,662
Turkey — 0.7%
BIM Birlesik Magazalar AS	1,687,953	$16,735,338
		$16,735,338

Calvert
Emerging Markets Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Arab Emirates — 0.0%
NMC Health PLC(2)(3)(4)	2,704,917	$ 0
		$ 0
Total Common Stocks (identified cost $2,400,411,491)		$2,557,794,234

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(5)(6)	$7,467	$ 7,356,883
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(6)(7)	43	41,448
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(6)(7)	56	47,933
Total High Social Impact Investments (identified cost $7,565,870)		$ 7,446,264

Short-Term Investments — 2.0%

Other — 0.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(8)	23,736,002	$ 23,736,002
Total Other (identified cost $23,736,002)		$ 23,736,002

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(9)	29,702,275	$ 29,702,275
Total Securities Lending Collateral (identified cost $29,702,275)		$ 29,702,275
Total Short-Term Investments (identified cost $53,438,277)		$ 53,438,277

Total Investments — 99.9% (identified cost $2,461,415,638)	$2,618,678,775
Other Assets, Less Liabilities — 0.1%	$ 3,170,143
Net Assets — 100.0%	$2,621,848,918

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $87,100,476, which represents 3.3% of the net assets of the Fund as of June 30, 2020.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $54,322,192 and the total market value of the collateral received by the Fund was $55,677,964, comprised of cash of $29,702,275 and U.S. government and/or agencies securities of $25,975,689.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Affiliated company.
(6)	Restricted security. Total market value of restricted securities amounts to $7,446,264, which represents 0.3% of the net assets of the Fund as of June 30, 2020.
(7)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2020.
(8)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(9)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	22.5%
Consumer Discretionary	21.3
Financials	16.5
Communication Services	13.7
Industrials	10.4
Consumer Staples	6.7
Health Care	5.4
Materials	0.7
High Social Impact Investments	0.3
Utilities	0.3
Total	97.8%

Calvert
Emerging Markets Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$7,466,870
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	43,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	56,000

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt

Calvert
Emerging Markets Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

At June 30, 2020, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $31,092,885, which represents 1.2% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of issuer/affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,989,420	$ —	$(2,000,000)	$ —	$10,580	$ —	$5,833	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	7,466,870	—	—	(109,987)	7,356,883	60,668	7,466,870
Short-Term Investments
Calvert Cash Reserves Fund, LLC	—	91,858,259	(68,122,257)	—	—	23,736,002	3,422	23,736,002
Totals				$ —	$(99,407)	$31,092,885	$69,923

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Brazil	$110,983,540	$ —	$ —	$110,983,540
China	306,690,333	421,917,237	—	728,607,570
Egypt	—	33,899,024	—	33,899,024
Hong Kong	—	212,085,247	—	212,085,247
Hungary	—	23,334,988	—	23,334,988
India	57,213,774	249,944,264	—	307,158,038
Indonesia	—	78,962,816	—	78,962,816
Mexico	61,327,885	—	—	61,327,885
Peru	38,879,657	—	—	38,879,657
Russia	94,096,874	45,276,483	—	139,373,357
South Africa	—	129,404,228	—	129,404,228
South Korea	—	324,752,884	—	324,752,884
Taiwan	145,565,717	206,723,945	—	352,289,662
Turkey	—	16,735,338	—	16,735,338
United Arab Emirates	—	—	0	0
Total Common Stocks	$814,757,780	$1,743,036,454(2)	$0	$2,557,794,234

Calvert
Emerging Markets Equity Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
High Social Impact Investments	$—	$ 7,446,264	$ —	$7,446,264
Short-Term Investments:
Other	—	23,736,002	—	23,736,002
Securities Lending Collateral	29,702,275	—	—	29,702,275
Total Investments	$844,460,055	$1,774,218,720	$ 0	$2,618,678,775

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.